Balance Sheets (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS:
Cash		$ 19,156	$ 41,269
TOTAL CURRENT ASSETS		19,156	41,269
TOTAL ASSETS		19,156	41,269
CURRENT LIABILITIES
Accounts payable	31,574	63,995	37,587
Accrued payroll taxes	21,549	16,700
Check in excess of bank balance	742
Customer deposit	1,500	1,500	28,997
Deferred revenue		1,000	19,152
Unsecured demand loan payable	250,000	250,000
TOTAL CURRENT LIABILITIES	30,365	332,195	66,584
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock ($0.001 par value, 1,000,000,000 shares authorized; 77,460,612 and 75,387,282 shares issued and outstanding at June 30, 2012 and 2011, respectively)	77,461	77,461	75,387
Class A preferred stock ($0.001 par value with 10:1 conversion and voting rights, 100,000,000 shares authorized; - and - shares issued and outstanding at June 30, 2012 and 2011, respectively) Class B preferred stock ($0.001 par value with 1:1 conversion and voting rights, 50,000,000 shares authorized; - and - shares issued and outstanding at June 30, 2012 and 2011, respectively)
Additional paid in capital	10,918,611	10,918,611	10,583,686
Retained deficit	(11,301,438)	(11,309,111)	(10,684,387)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(305,365)	(313,040)	(25,315)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		$ 19,156	$ 41,269